Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use asset	$ 3,021		$ 4,675
Accrued rent	648		817
Total operating lease right-of-use asset, net	2,373		3,858
Short-term operating lease liabilities	2,356		3,050
Long-term operating lease liabilities	665		1,625
Total operating lease liabilities	3,021		$ 4,675
Cash paid for amounts included in the measurement of operating lease liabilities	$ 1,715	$ 1,604